Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2019
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

	RMB	US$
2020	553,424	77,355
2021	493,666	69,003
2022	423,603	59,210
2023	323,843	45,265
2024 and thereafter	280,621	39,224
Total	2,075,157	290,057